Shareholders' Equity (Details) - USD ($)	Sep. 02, 2020	Dec. 31, 2022	Aug. 10, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		50,000
Ordinary shares, par value (in Dollars)		$ 1
Ordinary shares, shares issued		10,000
Ordinary shares, shares outstanding		10,000
Ordinary shares		2,805,325		2,800,000
VIEs [Member]
Shareholders' Equity (Details) [Line Items]
Restricted net assets (in Dollars)				$ 538,177
Sentage Holdings Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			10,000,000
Subdivide shares authorized	50,000
Per share value (in Dollars per share)	$ 1
Ordinary shares	50,000,000
ordinary share per share value (in Dollars per share)	$ 0.001		$ 0.005
Ordinary shares, outstanding	10,000,000
Price per share (in Dollars per share)	$ 0.001
Ordinary shares, issued	10,000,000
Reorganization shares	10,000,000
Authorized capital stock (in Dollars)			$ 50,000
Sentage Holdings Inc. [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Subdivide shares issued	10,000
Sentage Holdings Inc. [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Subdivide shares issued	10,000,000
Sentage Holdings Inc. [Member] | Sentage WFOE [Member]
Shareholders' Equity (Details) [Line Items]
Restricted net assets (in Dollars)		$ 846,905